Employee benefits - Schedule of main actuarial assumptions used (Details) - Defined-benefit plans	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Italy
Employee benefits
Salary increase rate	2.50%	2.50%
Italy | Minimum
Employee benefits
Average duration of plan (years)	7 years 9 months 18 days	8 years 1 month 6 days
Discount rate	2.57%	2.96%
Inflation rate	1.84%	1.59%
Italy | Maximum
Employee benefits
Average duration of plan (years)	17 years 6 months 10 days	17 years 9 months 29 days
Discount rate	3.41%	3.67%
Inflation rate	2.21%	2.44%
Austria | Minimum
Employee benefits
Average duration of plan (years)	7 years 4 months 24 days	7 years 10 months 24 days
Discount rate	3.25%	3.44%
Salary increase rate	1.70%	1.70%
Austria | Maximum
Employee benefits
Average duration of plan (years)	11 years	9 years 9 months 18 days
Discount rate	3.45%	3.51%
Salary increase rate	3.00%	8.00%